BMO Small-Cap Growth Fund
BMO Small-Cap Growth Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Small-Cap Growth Fund	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Small-Cap Growth Fund		Class Y	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	none
Other Expenses		0.41%	0.16%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.42%	1.17%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.44% for Class Y and 1.19% for Class I through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement. Applicable rules require fund expense tables to reflect Acquired Fund Fees and Expenses, which represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies, including business development companies. Expenses of business development companies are similar to expenses paid by any operating company held by the Fund. These expenses are not direct costs paid by Fund shareholders, do not impact costs associated with fund operations and are not included in the Fund's financial statements. For the fiscal year ended August 31, 2013, the indirect expenses attributable to the Fund's investments in business development companies was 0.19%. The Total Annual Fund Operating Expenses in the table have not been revised to reflect such investments in business development companies because, as of November 14, 2013, the Fund no longer holds or invests in business development companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Small-Cap Growth Fund (USD $)	Class Y	Class I
1 Year	145	119
3 Years	449	372
5 Years	776	644
10 Years	1,702	1,420

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Growth Index. The largest company by market capitalization in the Russell 2000® Growth Index was approximately $5.1 billion as of October 31, 2013 and the median market capitalization of companies in the Index as of the same period was $829 million.

The Adviser selects stocks of companies with growth characteristics, including companies with above-average earnings growth potential and companies where significant changes are taking place, such as new products, services, methods of distribution, or overall business restructuring.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class Y—Annual Total Returns (calendar years 2004-2013)

The return for the Class Y shares of the Fund from January 1, 2014 through March 31, 2014 was 4.47%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/2011	19.81%
Worst quarter	9/30/2011	(24.00)%

Average Annual Total Returns through 12/31/13
Average Annual Total Returns BMO Small-Cap Growth Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class Y	42.25%	25.00%	11.74%
Class Y Return After Taxes on Distributions	36.25%	23.44%	10.25%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	25.17%	20.36%	9.36%
Class I	42.58%	25.27%		12.49%	Jan. 31, 2008
Russell 2000® Growth (reflects no deduction for fees, expenses or taxes)	43.30%	22.58%	9.41%
LSCGFI (reflects deduction of fees and no deduction for sales charges or taxes)	40.99%	22.20%	8.27%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I will vary.

The Russell 2000® Growth Index (Russell 2000® Growth) measures the performance of those companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

The Lipper Small-Cap Growth Funds Index (LSCGFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.